Equity - Treasury shares (Details) - USD ($)	1 Months Ended
	Aug. 31, 2023	Feb. 28, 2023	Jan. 31, 2025	Dec. 31, 2024	Oct. 16, 2024	Oct. 12, 2023
Equity
Treasury shares, balance				58,070,185
Percentage of common stock held in treasury				21.20%
Additional period for share repurchase		2 months
$100 million Repurchase Plan
Equity
Authorized amount for repurchase		$ 100,000,000
Remaining amount available for repurchase						$ 4,160,138
$100 million Repurchase Plan | Maximum
Equity
Investment amount for repurchase		$ 100,000,000
Period for share repurchase		12 months
$200 million Repurchase Plan
Equity
Authorized amount for repurchase	$ 200,000,000
Period for share repurchase	12 months
Remaining amount available for repurchase					$ 130,504,940
$200 million Repurchase Plan | Maximum
Equity
Investment amount for repurchase	$ 200,000,000
$150 million Repurchase Plan | Subsequent events
Equity
Authorized amount for repurchase			$ 150,000,000
$150 million Repurchase Plan | Maximum | Subsequent events
Equity
Investment amount for repurchase			$ 150,000,000